Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
2024	¥ 877,260
2025	696,472
2026	572,991
2027	601,434
2028	618,527
Thereafter	1,843,039
Total	¥ 5,209,723	¥ 4,427,046